Business Combinations - Summary of Unaudited Pro Forma Historical Results (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Total revenues	$ 674.6	$ 548.0	$ 2,650.1	$ 2,371.0
Earnings from continuing operations	$ 40.5	$ 28.1	$ 205.2	$ 159.3
Basic earnings from continuing operations per share	$ 0.32	$ 0.24	$ 1.66	$ 1.35
Diluted earnings from continuing operations per share	$ 0.32	$ 0.24	$ 1.64	$ 1.35